Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2021
Interests in other entities [Abstract]
Financial Information for Subsidiaries and Net Change in Non-Controlling Interests
The change in non-controlling interests is as follows:

Total
$
Balance, June 30, 2019	4,410
Change in ownership interest	(2,100)
Share of loss for the period	(26,666)
Balance, June 30, 2020	(24,356)
Change in ownership interest	25,820
Share of loss for the period	(1,464)
Balance, June 30, 2021	—